Document and Entity Information	May 06, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 06, 2022
Entity File Number	0-17999
Entity Registrant Name	ImmunoGen, Inc.
Entity Incorporation, State or Country Code	MA
Entity Tax Identificatoin Number	04-2726691
Entity Address, Address Line One	Massachusetts
Entity Address, State or Province	MA
Entity Address, City or Town	Waltham
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	895-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	IMGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000855654
Amendment Flag	false